Details of Certain Accounts - Summary of Other long-term liabilities consisted (Detail) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Other Non current Liabilities [Line Items]
Warranty reserves	$ 6,969	$ 6,300
Deferred tax liability	5,339	5,339
Deferred compensation liability	7,725	5,343
Deferred revenue	1,289	1,362
Total other long-term liabilities	$ 21,322	18,344
SOLV Energy Holdings LLC [Member]
Schedule of Other Non current Liabilities [Line Items]
Warranty reserves		6,300	$ 5,404
Deferred tax liability		5,339	0
Deferred compensation liability		5,343	0
Deferred revenue		1,362	0
Restricted Unit Appreciation Plan liability		0	9,130
Total other long-term liabilities		$ 18,344	$ 14,534